BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Potentially dilutive securities					2,008,548,779	1,411,303,018
Net income (loss) available for common stockholders	$ (1,270,860)	$ (1,604,848)	$ 5,771,277	$ (6,353,921)
Weighted average shares outstanding - diluted	6,106,457	227,829	8,784,736	206,404
Weighted-average shares to compute basic earnings per share	6,106,457	227,829	3,357,450	206,404
Net income (loss) per share - basic	$ (0.21)	$ (7.04)	$ 1.72	$ (30.78)
Net income (loss) per share - diluted	$ (0.21)	$ (7.04)	$ 0.66	$ (30.78)
Class D Preferred Stock
Potentially dilutive securities			1,825,883		47,352,673	1,395,349
Class E Preferred Stock
Potentially dilutive securities			2,694,383		45,053,832
Convertible Notes
Potentially dilutive securities			896,697		18,175,060	20,000
Warrant [Member]
Potentially dilutive securities			10,323		4,129,091
Class A Preferred Stock
Potentially dilutive securities					1,893,149,525	1,408,825,375
Class C Preferred Stocks
Potentially dilutive securities					688,598	747,540
Class B Preferred Stocks
Potentially dilutive securities						314,754